Financial Risk Management Objectives and Policies (Details) - Schedule of foreign currency risk	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 ILS (₪)
United States [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of foreign currency risk [Line Items]
Cash and cash equivalents	$ 2,742,688		$ 2,954,589
Trade receivables	23,801		45,591
Trade payables	18,556		29,946
Total exposure	$ 2,785,045		$ 3,030,126
CAD [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of foreign currency risk [Line Items]
Cash and cash equivalents		$ 108,688		$ 107,605
Trade receivables
Trade payables		43,466		1,923
Total exposure		$ 152,154		$ 109,528
ILS [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of foreign currency risk [Line Items]
Trade receivables | ₪
Trade payables | ₪					41,771
Total exposure | ₪					₪ 41,771